32. Non current assets held for sale and discontinued operations (Details 2) - BRL (R$) R$ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue		R$ 49,388	R$ 44,634	R$ 41,454
Cost of sales		(37,834)	(33,646)	(31,654)
Gross profit		11,554	10,988	9,800
Operating income (expenses)
Selling, general and administrative expenses		(7,297)	(7,027)	(6,781)
Depreciation and amortization		(840)	(779)	(707)
Other operating expenses, net		(216)	(579)	(567)
Total operating expenses		(9,410)	(9,417)	(9,003)
Profit (loss) from operations before financial expenses and share of profit of associates		2,144	1,571	797
Financial expenses, net		(474)	(730)	(903)
Share of profit of associates		33	(89)	21
Income (loss) before income tax and social contribution		1,703	752	(85)
Income tax and social contribution		449	297	24
Net income (loss) from discontinued operations		(74)	356	(1,036)
Net income (loss) for the year		1,180	811	(1,145)
Attributed to:
Non-controlling shareholders		(13)	231	(612)
Controlling shareholders		1,193	580
Non-controlling shareholders		(13)	231	(612)
Cnova N.V.
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue	R$ 5,509	9,370	7,337	6,879
Cost of sales	(4,973)
Gross profit	536
Operating income (expenses)
Selling, general and administrative expenses	(527)
Depreciation and amortization	(63)
Other operating expenses, net	(69)
Total operating expenses	(659)
Profit (loss) from operations before financial expenses and share of profit of associates	(123)	(78)	(111)	(155)
Financial expenses, net	(9)
Income (loss) before income tax and social contribution	(132)
Income tax and social contribution	(24)
Net income (loss) from discontinued operations	(156)
Net income (loss) for the year	(156)	(133)	(406)	(233)
Attributed to:
Controlling shareholders	(48)
Non-controlling shareholders	R$ (108)
Via Varejo
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue		26,928	25,690	23,215
Cost of sales		(18,963)	(17,343)	(16,201)
Gross profit		7,965	8,347	7,014
Operating income (expenses)
Selling, general and administrative expenses		(6,768)	(6,810)	(6,106)
Depreciation and amortization		0	0	(207)
Other operating expenses, net		(550)	(218)	(389)
Total operating expenses		(7,318)	(7,028)	(6,702)
Profit (loss) from operations before financial expenses and share of profit of associates		647	1,319	312
Financial expenses, net		(743)	(770)	(1,075)
Share of profit of associates		40	20	16
Income (loss) before income tax and social contribution		(56)	569	(747)
Income tax and social contribution		34	(164)	(29)
Net income (loss) for the year		(22)	405	(776)
Attributed to:
Controlling shareholders		(9)	175	(282)
Non-controlling shareholders		(13)	230	(494)
Via Varejo | Adjustment
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue		(43)	(36)	(22)
Cost of sales		(9)	(8)	(7)
Operating income (expenses)
Selling costs		1	0	1
General and administrative expenses		3	(1)	0
Financial expenses, net		17	21	5
Income tax and social contribution		8	6	6
Net income (loss) for the year		R$ (23)	R$ (18)	R$ (17)